PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 93.9%
Bank Loans 9.8%
Airlines 0.6%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	28,872	$28,728,094
Chemicals 1.4%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	11,706	11,678,494
Diamond BC BV, Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	09/29/28	12,600	12,517,319
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.640(c)	07/01/26	17,390	17,375,908
LSF11 A5 HoldCo LLC, Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	10,910	10,839,543
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.825%	2.968(c)	10/01/25	10,777	10,628,797
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	08/08/24	9,449	9,354,628
				72,394,689
Commercial Services 0.9%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	7,182	7,155,067
Trans Union LLC,
Term Loan	—(p)	12/01/28	15,925	15,818,828
Term Loan^	—(p)	12/03/29	2,750	2,743,125

Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.090(c)	08/27/25	17,918	17,884,349
				43,601,369
Computers 0.5%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.842(c)	09/30/24	27,152	27,121,811

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electric 0.4%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000%(c)	07/30/26	10,753	$9,247,357
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	12,908	12,751,661
				21,999,018
Entertainment 0.4%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	10,338	10,292,933
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.840(c)	08/14/24	8,469	8,404,349
				18,697,282
Healthcare-Services 0.4%
ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500(c)	05/10/23	5,841	5,602,762
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.842(c)	11/16/25	16,066	15,911,902
				21,514,664
Insurance 0.4%
Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	07/31/27	2,065	2,036,236
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.215(c)	11/03/23	15,684	15,617,759
				17,653,995
Media 0.1%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	08/24/26	1,562	657,168
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	05/01/26	6,213	6,129,378
				6,786,546

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25	21,327	$23,193,112
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	3,439	3,408,509
				26,601,621
Packaging & Containers 0.4%
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/17/24	14,445	14,383,037
Tranche B-3 DDTL Commitments, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	214	213,366
Tranche B-3 Initial Term Loans, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	3,744	3,732,578
				18,328,981
Pharmaceuticals 0.5%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	18,927	18,887,573
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	6,079	6,067,664
				24,955,237
Retail 0.2%
LBM Acquisition LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	8,728	8,591,748
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/19/27	3,980	3,960,995
				12,552,743
Software 1.9%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.882(c)	10/02/25	18,954	18,736,559
Term Loan	—(p)	02/27/26	1,125	1,134,844

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	2,953	2,947,520

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.342%(c)	02/06/26	9,927	$9,840,050
Finastra USA, Inc., First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	22,692	22,448,967
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	5,062	5,056,688
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	2,910	2,866,265
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	7,175	7,183,969
TIBCO Software, Inc., Term Loan B-3, 1 Month LIBOR + 3.750%	3.850(c)	06/30/26	17,916	17,641,968
UKG, Inc., 2021 Incremental Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	05/04/26	5,569	5,537,531
				93,394,361
Telecommunications 1.2%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/27/27	3,601	3,617,112
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.500(c)	05/27/24	9,360	9,111,464
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22	4,400	4,408,273
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	5,575	5,272,215
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	23,813	22,622,140

Xplornet Communications, Inc. (Canada), Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/02/28	12,800	12,745,139
				57,776,343

Total Bank Loans (cost $493,628,302)				492,106,754
Corporate Bonds 82.6%
Advertising 0.1%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	5,750	4,496,737

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 2.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	15,150	$15,045,363
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	17,950	18,552,108
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,350	2,437,085
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	10,228	10,439,420
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	11,325	11,661,775

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	3,350	3,504,745
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	10,231	11,021,877
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	6,300	6,626,684
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	16,258	16,373,017
Gtd. Notes	7.500	03/15/27	7,970	8,313,946
Sr. Sec’d. Notes, 144A	6.250	03/15/26	5,425	5,626,911
				109,602,931
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	800	970,015
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	37,619	38,559,475
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	2,875	2,941,580
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	11,450	11,497,575
				53,968,645
Apparel 0.5%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.625	05/15/24	5,023	5,238,057
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	8,125	8,439,093
Gtd. Notes, 144A	5.625	03/15/27	9,090	9,385,049
				23,062,199

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.4%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750%	10/01/27	5,775	$5,970,324
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584	03/18/24	6,025	6,444,617
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	6,625	7,159,132
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,575	1,613,605
				21,187,678
Auto Parts & Equipment 0.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	5,475	5,481,291
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	4,500	4,778,422
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	2,800	2,866,326
Gtd. Notes(a)	6.500	04/01/27	2,000	2,076,621
Gtd. Notes(a)	6.875	07/01/28	3,000	3,202,204

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	12,473	12,784,294
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	1,400	1,462,520
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,364,605
				35,016,283
Banks 0.3%
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	4,475	4,330,952
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,808,357
				17,139,309
Building Materials 1.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	7.375	06/05/27	1,885	2,063,373
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	450	454,749
Gtd. Notes, 144A	4.875	12/15/27	6,502	6,655,804

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Masonite International Corp., Gtd. Notes, 144A	5.375%	02/01/28	1,827	$1,905,955
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	6,550	6,601,738
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	32,975	33,835,405

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	5,409	5,635,047
				57,152,071
Chemicals 3.1%
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	6,000	5,310,196
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	3,350	3,548,978
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(a)	4.250	12/15/25	20,787	21,467,381
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	9,350	9,681,489
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	3,975	3,850,781
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	9,236	9,421,968
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	2,024,799
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	17,985,765
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $9,897,710; purchased 07/19/19 - 08/16/19)(f)	10.500	08/01/24	9,649	6,748,187
Sr. Sec’d. Notes, 144A (original cost $5,018,608; purchased 02/01/21 - 09/27/21)(f)	10.875	08/01/24	4,878	5,239,961

Tronox, Inc., Sr. Sec’d. Notes, 144A	6.500	05/01/25	29,286	30,652,595
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	4,070	3,784,902
Sr. Sec’d. Notes, 144A	9.500	07/01/25	23,625	25,800,377
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	8,155	8,180,166
Sr. Sec’d. Notes, 144A	5.625	10/01/24	500	532,426
				154,229,971

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 4.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500%	03/01/28		9,315	$8,984,536
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		44,916	46,208,490
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		5,175	5,432,951

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		19,350	19,656,322
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		12,965	13,326,948
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	07/15/27		6,575	6,818,600
Gtd. Notes, 144A(a)	5.750	07/15/27		13,920	14,388,385

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	1,825	2,107,202
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25		2,885	3,002,065
CoreLogic, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28		549	537,588
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27		22,470	23,265,945
Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26		2,025	1,996,034
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		5,525	5,358,063
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(a)	5.000	02/01/25		21,341	21,676,982
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.625	10/01/28		12,675	12,983,147
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26		32,980	34,691,987
					220,435,245
Computers 0.3%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		2,100	2,152,123
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		12,417	12,906,910
					15,059,033

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 1.2%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/15/25	39,987	$41,454,099
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	18,599	18,088,374
				59,542,473
Diversified Financial Services 3.0%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	20,365	20,667,073
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	3,850	3,940,868
Gtd. Notes, 144A	5.375	12/01/24	27,557	28,336,890

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	4,250	3,936,427
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	10,350	9,502,630
Gtd. Notes, 144A	6.500	11/01/25	5,975	5,729,975

LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	2,625	2,715,649
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	8,520	8,478,642
Gtd. Notes, 144A	6.000	01/15/27	4,875	5,035,799
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	2,525	2,430,601
Gtd. Notes(a)	5.625	03/15/23	5,160	5,369,345
Gtd. Notes	6.875	03/15/25	17,830	19,616,550
Gtd. Notes	7.125	03/15/26	19,388	21,799,812
Gtd. Notes	8.250	10/01/23	4,775	5,259,804
Gtd. Notes	8.875	06/01/25	500	536,749

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	5,075	5,162,360
				148,519,174
Electric 1.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	9,640	9,589,528
Sr. Sec’d. Notes, 144A	5.250	06/01/26	15,707	16,092,244
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	2,336	2,316,800
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	5,100	5,340,663

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes	6.625%	01/15/27	1,876	$1,939,538
Gtd. Notes, 144A	5.250	06/15/29	5,000	5,190,389
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	18,991	19,230,264
Gtd. Notes, 144A	5.500	09/01/26	15,667	16,080,445
Gtd. Notes, 144A	5.625	02/15/27	19,125	19,644,125
				95,423,996
Electrical Components & Equipment 0.5%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	15,798	16,695,615
Gtd. Notes, 144A	7.250	06/15/28	5,999	6,521,744
				23,217,359
Electronics 0.5%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	12,933	13,843,521
Sensata Technologies BV,
Gtd. Notes, 144A	4.875	10/15/23	6,700	7,058,914
Gtd. Notes, 144A	5.000	10/01/25	3,495	3,789,216
Gtd. Notes, 144A	5.625	11/01/24	1,100	1,205,494
				25,897,145
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	5,525	5,701,171
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	3,640	3,911,546
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,035,292
				5,946,838
Entertainment 4.4%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	2,436	2,475,094

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250%	07/01/25	36,285	$37,791,609
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A(a)	5.750	07/01/25	6,751	7,016,650
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	7,865	8,188,070
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375	06/01/24	5,000	5,051,422
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	8,817	9,077,592
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	14,275	14,847,882
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	4,575	4,674,491
Sr. Sec’d. Notes, 144A	6.250	01/15/27	3,725	4,096,662
Sr. Sec’d. Notes, 144A	6.500	02/15/25	20,181	21,896,385

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	10,759,261
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	9,700	9,814,389
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	11,195	12,103,670
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	19,289	19,791,875
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	2,675	2,817,932
Gtd. Notes, 144A	8.625	07/01/25	13,910	14,840,247
Sr. Sec’d. Notes, 144A	5.000	10/15/25	14,620	15,043,626

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	17,850	18,617,609
				218,904,466
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A	4.000	08/01/28	1,700	1,645,747

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250%	03/15/26	15,800	$15,765,248
Gtd. Notes, 144A	4.625	01/15/27	19,700	20,416,988
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	04/01/25	19,880	20,193,240
Gtd. Notes(a)	5.250	09/15/27	16,725	16,987,424

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	14,861	15,362,613
JBS USA Food Co., Gtd. Notes, 144A	7.000	01/15/26	9,000	9,385,470
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27	21,900	22,995,000
Post Holdings, Inc., Gtd. Notes, 144A	5.750	03/01/27	5,525	5,695,673
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25	5,950	6,206,923
				133,008,579
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,549	17,679,754
Sr. Unsec’d. Notes	5.625	05/20/24	7,945	8,469,670
Sr. Unsec’d. Notes	5.750	05/20/27	8,919	9,685,208
Sr. Unsec’d. Notes	5.875	08/20/26	9,214	10,030,609
				45,865,241
Healthcare-Services 3.3%
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	500	545,871
Gtd. Notes(a)	5.375	09/01/26	710	792,682
Gtd. Notes	7.050	12/01/27	23,730	29,249,721
Gtd. Notes	7.500	12/15/23	3,000	3,336,903

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	7,375	7,659,899
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	17,400	18,151,511
Molina Healthcare, Inc., Sr. Unsec’d. Notes	5.375	11/15/22	6,619	6,840,231
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	19,305	20,328,169

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	23,718	$24,871,315
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	9,468	9,675,300
Sec’d. Notes, 144A	6.250	02/01/27	5,900	6,112,379
Sr. Sec’d. Notes	4.625	07/15/24	6,979	7,050,244
Sr. Sec’d. Notes, 144A	4.875	01/01/26	3,450	3,527,656
Sr. Sec’d. Notes, 144A	5.125	11/01/27	7,692	7,907,272
Sr. Sec’d. Notes, 144A(a)	7.500	04/01/25	6,026	6,341,634
Sr. Unsec’d. Notes	6.750	06/15/23	11,450	12,184,797
				164,575,584
Home Builders 4.0%
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	11,562	12,078,579
Gtd. Notes	6.750	03/15/25	12,045	12,359,290

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	23,684	24,612,023
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	9,196	9,659,773
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	22,050	22,556,235
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	10,650	10,549,092
Gtd. Notes, 144A	5.000	03/01/28	3,150	3,203,889
KB Home,
Gtd. Notes	7.500	09/15/22	3,345	3,507,482
Gtd. Notes(a)	7.625	05/15/23	4,871	5,149,374

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	3,905	4,038,913
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	21,526	22,356,581
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	5,200	5,751,151
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	10,259	10,749,800
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	693	760,888
Gtd. Notes, 144A	5.875	06/15/27	6,681	7,401,712

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc., (cont’d.)
Gtd. Notes, 144A	6.625%	07/15/27	5,102	$5,364,621
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	14,098	14,985,931
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,803,465
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	15,156	16,261,370
Gtd. Notes	5.700	06/15/28	2,393	2,585,880
				200,736,049
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	3,000	2,858,946
Sr. Sec’d. Notes, 144A	5.000	12/31/26	900	893,444
				3,752,390
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500	10/15/29	1,750	1,816,825
Internet 1.6%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	11,805	11,464,445
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A(a)	3.500	05/01/26	1,150	1,157,352
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	16,515	17,134,704
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A(a)	4.750	04/30/27	18,380	17,907,622
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	31,084	31,396,826
				79,060,949

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	01/31/29	479	$514,166
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25	20,418	23,008,026
				23,522,192
Leisure Time 0.1%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	3,071	3,516,835
Sr. Sec’d. Notes, 144A	12.250	05/15/24	632	746,417

Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	3,000	2,937,229
				7,200,481
Lodging 2.5%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	2,500	2,528,737
Gtd. Notes, 144A	8.625	06/01/25	1,124	1,202,449

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	9,662	10,007,530
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	10,072	10,250,453
Gtd. Notes	4.750	10/15/28	16,264	16,582,025
Gtd. Notes	5.500	04/15/27	13,000	13,540,527
Gtd. Notes(a)	5.750	06/15/25	715	757,463
Gtd. Notes	6.750	05/01/25	19,975	20,833,366

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	18,420	18,391,742
Travel + Leisure Co., Sr. Sec’d. Notes(a)	6.600	10/01/25	3,150	3,438,778
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	19,228	18,123,520
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	7,689	7,207,997
				122,864,587

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 1.3%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125%	08/01/24	35,160	$36,077,550
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	27,403,421
				63,480,971
Media 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	26,739	27,528,921
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	36,299	37,394,326
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	9,508	9,808,541
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	12,400	12,744,476
Gtd. Notes, 144A	5.500	04/15/27	34,991	35,954,163
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	11,400	12,128,030

Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26	15,460	6,839,245
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	3,255	3,306,320
Gtd. Notes	5.875	07/15/22	28,270	28,660,786
Gtd. Notes	5.875	11/15/24	11,168	11,319,882
Gtd. Notes	7.750	07/01/26	27,025	27,772,542

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	35,012	36,059,278
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	6,655	6,908,718
Sr. Sec’d. Notes, 144A	4.750	01/15/28	5,938	5,909,027

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,844	8,077,968
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	24,405	25,327,811
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,451	3,598,075
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A	4.500	09/15/26	23,849	23,711,031
Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	4,545	4,636,143
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	2,020	1,872,632

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Sinclair Television Group, Inc., (cont’d.)
Gtd. Notes, 144A	5.875%	03/15/26	21,923	$22,015,312
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	20,663	20,974,881
Sr. Sec’d. Notes, 144A	6.625	06/01/27	8,425	8,997,937
Sr. Sec’d. Notes, 144A	9.500	05/01/25	5,925	6,372,333
Videotron Ltd. (Canada),
Gtd. Notes, 144A	5.125	04/15/27	412	424,093
Gtd. Notes, 144A	5.375	06/15/24	12,913	13,797,096
				402,139,567
Mining 3.4%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	3,149	3,196,026
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	20,161	20,437,510
Gtd. Notes, 144A	6.875	03/01/26	460	477,722
Gtd. Notes, 144A	7.250	04/01/23	28,953	29,383,486
Gtd. Notes, 144A	7.500	04/01/25	17,923	18,407,942
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	15,235	15,672,865
Gtd. Notes	4.375	08/01/28	6,520	6,738,508
Gtd. Notes	4.550	11/14/24	1,535	1,642,830

Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	16,410	16,129,705
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	12,313	12,584,060
Gtd. Notes, 144A	7.500	07/15/27	5,250	5,492,507

Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	42,555	42,505,276
				172,668,437
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	11,346	11,737,884

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.125%	05/01/25	7,567	$7,771,757
Gtd. Notes	5.500	12/01/24	12,480	13,602,973
				21,374,730
Oil & Gas 4.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	4,925	5,197,876
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)	10,985	74,698
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	5,645	5,688,876
Gtd. Notes, 144A	8.375	07/15/26	1,479	1,639,540

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	8,489	11,469,861
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	13,300	13,195,422
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	2,425	2,516,963
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	8,632	8,416,683
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	9,285	9,376,905
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	2,650	2,800,103
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A	5.250	09/15/24	10,208	11,077,410
Sr. Unsec’d. Notes, 144A	8.250	08/01/23	4,720	5,195,683
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	3,584	3,729,298
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	6,475	6,805,032
EQT Corp.,
Sr. Unsec’d. Notes(a)	3.000	10/01/22	1,000	1,007,136
Sr. Unsec’d. Notes	3.900	10/01/27	18,161	18,952,077
Sr. Unsec’d. Notes	7.500	02/01/30	1,475	1,862,998

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	1,200	1,180,719
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27	12,528	12,912,437

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada), (cont’d.)
Sec’d. Notes, 144A	6.500%	01/15/25	2,701	$2,747,074

Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	6,225	5,355,534
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	7,815	6,539,974
Gtd. Notes, 144A(a)	7.375	05/15/27	7,625	7,453,868
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.000	02/15/27	500	483,824
Sr. Unsec’d. Notes	3.500	06/15/25	1,325	1,331,076
Sr. Unsec’d. Notes	5.500	12/01/25	2,775	2,973,257
Sr. Unsec’d. Notes	5.550	03/15/26	1,200	1,284,261
Sr. Unsec’d. Notes(a)	5.875	09/01/25	9,800	10,536,865
Sr. Unsec’d. Notes	6.950	07/01/24	175	192,056
Sr. Unsec’d. Notes	7.150	05/15/28	5,000	5,789,264

Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	1,500	1,653,336
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27	9,825	10,285,010
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	8,221	8,262,527
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	4,300	4,393,158
Gtd. Notes	5.000	03/15/23	14,129	14,334,591
Gtd. Notes	9.250	02/01/26	2,600	2,796,171

Southwestern Energy Co., Gtd. Notes	8.375	09/15/28	9,234	10,173,562
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28	865	902,773
Gtd. Notes(a)	6.000	04/15/27	6,575	6,815,293

Transocean, Inc., Gtd. Notes, 144A	7.500	01/15/26	2,275	1,600,682
				229,003,873
Packaging & Containers 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	6,953	7,026,722
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	6,300	6,192,271

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	11,950	12,185,973

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	14,841	$15,041,749
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,856,052
Gtd. Notes, 144A	6.625	05/13/27	1,800	1,886,137

Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.250	10/15/25	21,585	21,922,374
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	6,961	7,013,170
Gtd. Notes, 144A	9.250	08/01/24	2,000	2,082,345
				79,206,793
Pharmaceuticals 2.7%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	14,451	15,267,469
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	38,200	39,399,627
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,000	887,927
Gtd. Notes, 144A	6.125	04/15/25	42,567	43,117,089
Sr. Sec’d. Notes, 144A	4.875	06/01/28	784	772,836

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	36,626	37,134,483
				136,579,431
Pipelines 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,200	2,214,761
Gtd. Notes, 144A	7.875	05/15/26	20,075	21,599,277
EQM Midstream Partners LP,
Sr. Unsec’d. Notes(a)	4.125	12/01/26	3,729	3,725,928
Sr. Unsec’d. Notes	4.750	07/15/23	2,077	2,154,353
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	2,505	2,662,929

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,197	6,381,733
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	4,875	4,993,835

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000%	03/01/27	3,890	$4,000,406
Gtd. Notes, 144A	7.500	10/01/25	5,825	6,239,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)	5.875	04/15/26	625	647,806
Gtd. Notes	6.500	07/15/27	642	683,470
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	3,050	3,157,210
Sr. Unsec’d. Notes	4.350	02/01/25	11,150	11,534,731
				69,996,277
Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	20,107	20,865,565
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	8,150	8,282,886
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	16,138	16,855,894
				46,004,345
Real Estate Investment Trusts (REITs) 5.2%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	30,074	32,473,810
Sr. Unsec’d. Notes	4.750	05/01/24	8,835	9,068,615
Sr. Unsec’d. Notes	4.750	02/15/28	3,000	2,839,249
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	10,120	10,839,113
Gtd. Notes	5.625	05/01/24	6,500	6,965,492
Gtd. Notes, 144A	4.625	06/15/25	1,430	1,520,784
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	12,000	12,549,024
Gtd. Notes(a)	5.250	08/01/26	2,275	2,339,831

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	25,422	26,838,550
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	9,200	9,212,381

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Sabra Health Care LP, Gtd. Notes	5.125%	08/15/26	650	$720,959
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.875	02/15/27	33,308	34,126,790
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	7.125	12/15/24	24,205	24,675,612
Sr. Sec’d. Notes, 144A	7.875	02/15/25	54,363	56,882,569
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	4,450	4,507,815
Gtd. Notes, 144A(a)	3.750	02/15/27	14,400	14,755,839
Gtd. Notes, 144A	4.250	12/01/26	7,870	8,125,900
				258,442,333
Retail 1.8%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28	2,500	2,466,282
Ambience Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28	725	716,106
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	23,178	24,502,244
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	02/07/25	900	908,487
Sr. Sec’d. Notes, 144A	8.500	10/30/25	16,926	17,527,663

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	17,179	17,184,576
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	9,695	9,884,775
Sec’d. Notes, 144A	8.750	04/30/25	11,070	11,842,202

White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	5,000	5,080,751
				90,113,086
Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25	12,742	13,197,802

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 3.1%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125%	10/02/25	15,135	$15,897,804
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	54,561	56,603,024
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750	03/01/25	19,300	19,387,710
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	5,720	5,621,581
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A(a)	10.250	02/15/27	35,759	38,078,759
Sr. Sec’d. Notes, 144A	6.875	08/15/26	9,605	9,968,233

Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	1,500	1,545,238
SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27	8,000	8,316,951
				155,419,300
Telecommunications 5.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	24,699	26,355,839
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	8,463	8,237,883
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	23,843	24,413,612
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26	3,128	3,064,960
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	5,474	5,619,655
Sr. Sec’d. Notes, 144A	8.750	05/25/24	15,663	16,135,465
Sr. Sec’d. Notes, 144A	8.750	05/25/24	14,353	14,782,494

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	3,000	2,874,914
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	8,400	8,609,198
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28	2,950	3,020,544

Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes (original cost $5,990,360; purchased 11/15/19 - 01/31/20)(a)(f)	5.500	08/01/23(d)	6,971	3,411,650

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes	5.250%	03/15/26	30,760	$31,566,321
Gtd. Notes(a)	5.375	05/01/25	4,870	4,971,192
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/25	5,000	5,230,530
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	7,640	7,701,968
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	2,753	2,972,281
Sr. Unsec’d. Notes, Series Y(a)	7.500	04/01/24	4,100	4,447,753

Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22	6,867	7,136,452
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	11,700	13,088,343
Gtd. Notes	7.625	02/15/25	5,365	6,142,925
Gtd. Notes	7.625	03/01/26	1,500	1,771,783
Gtd. Notes	7.875	09/15/23	27,984	30,792,156
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27	5,834	5,961,432
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	20,272	20,481,297
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	1,528	1,562,724

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	31,329	29,857,235
				290,210,606
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	1,400	1,422,816
Transportation 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	12,075	12,568,842
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	6,125	6,005,279

Total Corporate Bonds (cost $4,151,039,599)				4,138,123,720
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	6.608(s)	07/31/30	92	50,821

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	0.500%(cc)	07/31/40	125	$73,323
Sr. Unsec’d. Notes, 144A	1.000(cc)	07/31/35	535	345,748
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/30	324	265,990

Total Sovereign Bonds (cost $773,544)				735,882

	Shares
Common Stocks 1.5%
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $4,444,496; purchased 02/28/19)*^(f)	41,315	5,784,100
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	50,306	12,350,123
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	366,068	6,406,190
Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.	876,941	52,213,067
Chesapeake Energy Corp. Backstop Commitment	5,043	300,261
		52,513,328

Total Common Stocks (cost $30,962,664)		77,053,741

Units
Warrants* 0.0%
Chemicals 0.0%
TPC Group, Inc., expiring 08/01/24 (original cost $1; purchased 02/02/21)^(f)	6,759,788	31,771

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26	13,300	$581,155

Total Warrants (cost $1)		612,926

Total Long-Term Investments (cost $4,676,404,110)		4,708,633,023

	Shares
Short-Term Investments 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	289,405,055	289,405,055
PGIM Institutional Money Market Fund (cost $211,308,558; includes $211,296,871 of cash collateral for securities on loan)(b)(wa)	211,476,110	211,328,076

Total Short-Term Investments (cost $500,713,613)		500,733,131

TOTAL INVESTMENTS 103.9% (cost $5,177,117,723)		5,209,366,154
Liabilities in excess of other assets(z) (3.9)%		(196,624,128)

Net Assets 100.0%		$5,012,742,026

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP—Debtor-In-Possession
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,633,694 and 0.2% of net assets.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $207,316,700; cash collateral of $211,296,871 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,351,175. The aggregate value of $21,215,669 is 0.4% of net assets.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $871,476)	880	$881,654	$10,179	$—
Trident TPI Holdings, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.500%(c), Maturity Date 09/15/28 (cost $317,040)	317	316,078	—	(962)
		$1,197,732	$10,179	$(962)
Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,241	2 Year U.S. Treasury Notes	Mar. 2022	$271,449,361	$463,272
62	5 Year Euro-Bobl	Mar. 2022	9,443,197	6,979
3,630	5 Year U.S. Treasury Notes	Mar. 2022	440,676,337	2,806,776
7	20 Year U.S. Treasury Bonds	Mar. 2022	1,134,875	24,711

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Futures contracts outstanding at November 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	$1,403,938	$47,749
3	Euro Schatz Index	Mar. 2022	381,908	66
				3,349,553
Short Positions:
29	10 Year Euro-Bund	Dec. 2021	5,669,060	11,395
1,504	10 Year U.S. Treasury Notes	Mar. 2022	196,742,000	(2,019,894)
				(2,008,499)
				$1,341,054
Forward foreign currency exchange contracts outstanding at November 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/21	BNP Paribas S.A.	EUR	3,053	$3,434,981	$3,462,047	$27,066	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/02/21	Barclays Bank PLC	EUR	3,053	$3,544,531	$3,462,047	$82,484	$—
Expiring 01/12/22	BNP Paribas S.A.	EUR	3,053	3,440,735	3,467,826	—	(27,091)
				$6,985,266	$6,929,873	82,484	(27,091)
						$109,550	$(27,091)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	12,000	1.115%	$380,131	$239,919	$140,212	Credit Suisse International
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2021 (unaudited) (continued)
Total return swap agreements outstanding at November 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	22,200	$(83,540)	$—	$(83,540)
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	77,800	(293,292)	—	(293,292)
					$(376,832)	$—	$(376,832)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).